First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 97.5%
	Automotive – 4.6%
$2,300,000	Dana, Inc. (a)	4.50%	02/15/32	$1,942,592
1,185,000	Energizer Holdings, Inc. (b)	4.38%	03/31/29	1,030,624
1,100,000	Ford Motor Credit Co., LLC	5.58%	03/18/24	1,093,357
1,400,000	Ford Motor Credit Co., LLC (a)	5.13%	06/16/25	1,377,452
1,260,000	Ford Motor Credit Co., LLC	6.95%	03/06/26	1,289,944
1,000,000	Ford Motor Credit Co., LLC	4.95%	05/28/27	955,568
2,205,000	Ford Motor Credit Co., LLC (a)	4.13%	08/17/27	2,036,957
5,000,000	Ford Motor Credit Co., LLC (a)	5.11%	05/03/29	4,745,487
2,000,000	Ford Motor Credit Co., LLC	7.35%	03/06/30	2,101,760
1,950,000	Gates Global LLC/Gates Corp. (b)	6.25%	01/15/26	1,922,988
710,000	Goodyear Tire & Rubber (The) Co.	4.88%	03/15/27	665,625
1,135,000	Thor Industries, Inc. (b)	4.00%	10/15/29	945,194
				20,107,548
	Basic Industry – 6.3%
435,000	Avient Corp. (a) (b)	7.13%	08/01/30	438,795
645,000	Brundage-Bone Concrete Pumping Holdings, Inc. (a) (b)	6.00%	02/01/26	615,714
1,450,000	Camelot Return Merger Sub, Inc. (a) (b)	8.75%	08/01/28	1,365,175
320,000	Carpenter Technology Corp.	6.38%	07/15/28	315,557
1,276,000	Carpenter Technology Corp. (a)	7.63%	03/15/30	1,311,218
655,000	Compass Minerals International, Inc. (b)	4.88%	07/15/24	635,398
628,000	Compass Minerals International, Inc. (b)	6.75%	12/01/27	613,442
995,000	Cornerstone Building Brands, Inc. (b)	6.13%	01/15/29	746,583
2,540,000	Dycom Industries, Inc. (a) (b)	4.50%	04/15/29	2,277,173
1,150,000	Foundation Building Materials, Inc. (b)	6.00%	03/01/29	926,394
900,000	Great Lakes Dredge & Dock Corp. (b)	5.25%	06/01/29	759,636
2,107,000	Innophos Holdings, Inc. (a) (b)	9.38%	02/15/28	2,080,578
2,445,000	JELD-WEN, Inc. (a) (b)	4.88%	12/15/27	2,000,988
1,820,000	LGI Homes, Inc. (a) (b)	4.00%	07/15/29	1,476,793
1,855,000	Meritage Homes Corp. (a)	6.00%	06/01/25	1,866,891
1,125,000	Novelis Corp. (b)	3.25%	11/15/26	1,019,998
885,000	Novelis Corp. (b)	3.88%	08/15/31	748,281
385,000	Olympus Water US Holding Corp. (b)	4.25%	10/01/28	323,520
305,000	Rain CII Carbon LLC/CII Carbon Corp. (b)	7.25%	04/01/25	287,283
1,145,000	Standard Industries, Inc./NJ (b)	4.38%	07/15/30	980,087
1,390,000	TopBuild Corp. (a) (b)	4.13%	02/15/32	1,180,819
3,765,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (a)	5.88%	06/15/24	3,756,284
770,000	Weekley Homes LLC/Weekley Finance Corp. (b)	4.88%	09/15/28	671,144
805,000	White Cap Parent LLC (b) (c)	8.25%	03/15/26	735,645
				27,133,396
	Capital Goods – 4.4%
1,065,000	Amsted Industries, Inc. (a) (b)	5.63%	07/01/27	1,047,694
2,009,000	Ball Corp.	6.88%	03/15/28	2,074,553
1,589,000	Berry Global, Inc. (a) (b)	4.50%	02/15/26	1,543,709
580,000	Chart Industries, Inc. (b)	7.50%	01/01/30	593,775
936,000	Crown Americas LLC	5.25%	04/01/30	901,878
1,470,000	EnerSys (a) (b)	4.38%	12/15/27	1,359,456
985,000	Graphic Packaging International LLC (a) (b)	3.75%	02/01/30	854,058
81,000	Howmet Aerospace, Inc.	6.88%	05/01/25	83,529
984,000	Owens-Brockway Glass Container, Inc. (b)	6.63%	05/13/27	966,035
320,000	Sealed Air Corp. (b)	6.13%	02/01/28	323,168
1,600,000	TK Elevator US Newco, Inc. (a) (b)	5.25%	07/15/27	1,483,152
625,000	TransDigm, Inc. (b)	8.00%	12/15/25	637,894
1,085,000	TransDigm, Inc. (a) (b)	6.25%	03/15/26	1,085,844

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Goods (Continued)
$1,800,000	TransDigm, Inc. (a)	6.38%	06/15/26	$1,779,840
2,305,000	TransDigm, Inc. (a)	5.50%	11/15/27	2,203,789
2,515,000	TriMas Corp. (a) (b)	4.13%	04/15/29	2,241,758
				19,180,132
	Consumer Goods – 6.0%
2,245,000	CD&R Smokey Buyer, Inc. (a) (b)	6.75%	07/15/25	2,048,563
3,545,000	Darling Ingredients, Inc. (a) (b)	5.25%	04/15/27	3,461,444
665,000	Darling Ingredients, Inc. (b)	6.00%	06/15/30	662,516
2,120,000	Edgewell Personal Care Co. (a) (b)	5.50%	06/01/28	2,010,131
1,605,000	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (a) (b)	5.00%	12/31/26	1,458,985
3,149,000	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (a) (b)	7.00%	12/31/27	2,748,621
288,000	Lamb Weston Holdings, Inc. (b)	4.88%	05/15/28	278,910
1,585,000	Mattel, Inc. (a) (b)	5.88%	12/15/27	1,582,987
940,000	Newell Brands, Inc.	6.38%	09/15/27	945,964
1,000,000	Performance Food Group, Inc. (b)	4.25%	08/01/29	893,640
625,000	Post Holdings, Inc. (a) (b)	5.75%	03/01/27	616,431
3,510,000	Post Holdings, Inc. (b)	4.63%	04/15/30	3,092,731
3,300,000	Primo Water Holdings, Inc. (a) (b)	4.38%	04/30/29	2,883,441
1,100,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed (b)	4.63%	03/01/29	934,109
1,400,000	Spectrum Brands, Inc.	5.75%	07/15/25	1,389,954
740,000	Triton Water Holdings, Inc. (b)	6.25%	04/01/29	588,210
670,000	US Foods, Inc. (b)	4.63%	06/01/30	600,619
				26,197,256
	Energy – 19.4%
1,200,000	Aethon United BR L.P./Aethon United Finance Corp. (b)	8.25%	02/15/26	1,195,608
1,560,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a) (b)	7.00%	11/01/26	1,488,954
970,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a) (b)	8.25%	12/31/28	951,286
2,624,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a) (b)	5.88%	06/30/29	2,313,108
640,000	Callon Petroleum Co. (a)	6.38%	07/01/26	617,057
1,310,000	Callon Petroleum Co. (b)	7.50%	06/15/30	1,269,135
2,555,000	Cheniere Energy Partners L.P. (a)	4.50%	10/01/29	2,400,704
1,020,000	Cheniere Energy, Inc.	4.63%	10/15/28	972,473
1,100,000	CNX Midstream Partners L.P. (a) (b)	4.75%	04/15/30	932,404
192,000	CNX Resources Corp. (b)	7.25%	03/14/27	191,316
822,000	CNX Resources Corp. (b)	6.00%	01/15/29	755,859
2,050,000	Comstock Resources, Inc. (a) (b)	6.75%	03/01/29	1,893,872
391,000	Continental Resources, Inc./OK	4.38%	01/15/28	372,347
1,025,000	CrownRock L.P./CrownRock Finance, Inc. (b)	5.00%	05/01/29	940,001
934,000	DCP Midstream Operating L.P.	5.13%	05/15/29	932,132
695,000	DCP Midstream Operating L.P.	3.25%	02/15/32	601,634
2,650,000	Delek Logistics Partners LP/Delek Logistics Finance Corp. (a) (b)	7.13%	06/01/28	2,434,358
1,200,000	DT Midstream, Inc. (b)	4.13%	06/15/29	1,054,962
5,140,000	Endeavor Energy Resources L.P./EER Finance, Inc. (a) (b)	5.75%	01/30/28	5,042,340
1,900,000	EnLink Midstream LLC (a) (b)	5.63%	01/15/28	1,859,340
2,335,000	EnLink Midstream LLC (a)	5.38%	06/01/29	2,253,275
1,825,000	EQM Midstream Partners L.P. (a) (b)	6.50%	07/01/27	1,794,413
1,700,000	EQM Midstream Partners L.P. (a)	5.50%	07/15/28	1,570,239
132,000	EQM Midstream Partners L.P. (b)	7.50%	06/01/30	132,005
3,620,000	EQM Midstream Partners L.P. (a) (b)	4.75%	01/15/31	3,066,819
791,000	Hess Midstream Operations L.P. (b)	5.63%	02/15/26	784,130

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Energy (Continued)
$1,040,000	Hess Midstream Operations L.P. (a) (b)	4.25%	02/15/30	$912,275
1,845,000	Hilcorp Energy I L.P./Hilcorp Finance Co. (a) (b)	5.75%	02/01/29	1,718,119
1,320,000	Hilcorp Energy I L.P./Hilcorp Finance Co. (a) (b)	6.00%	02/01/31	1,225,554
1,145,000	Holly Energy Partners L.P./Holly Energy Finance Corp. (b)	6.38%	04/15/27	1,133,407
1,800,000	Moss Creek Resources Holdings, Inc. (b)	7.50%	01/15/26	1,665,306
1,130,000	Nabors Industries, Inc. (b)	7.38%	05/15/27	1,132,972
4,280,000	Occidental Petroleum Corp. (a)	8.50%	07/15/27	4,740,057
3,070,000	Occidental Petroleum Corp. (a)	6.63%	09/01/30	3,262,819
1,310,000	PBF Holding Co., LLC/PBF Finance Corp.	7.25%	06/15/25	1,306,830
1,250,000	PBF Holding Co., LLC/PBF Finance Corp.	6.00%	02/15/28	1,180,269
2,626,000	Permian Resources Operating LLC (a) (b)	6.88%	04/01/27	2,576,618
725,000	Rockcliff Energy II LLC (b)	5.50%	10/15/29	690,660
1,913,000	SM Energy Co. (a)	5.63%	06/01/25	1,876,921
1,470,000	SM Energy Co.	6.50%	07/15/28	1,400,086
1,100,000	Southwestern Energy Co. (d)	5.70%	01/23/25	1,091,915
730,000	Southwestern Energy Co.	8.38%	09/15/28	767,580
3,265,000	Southwestern Energy Co. (a)	5.38%	03/15/30	3,045,510
1,700,000	Southwestern Energy Co. (a)	4.75%	02/01/32	1,500,692
547,000	Sunoco L.P./Sunoco Finance Corp.	4.50%	05/15/29	495,623
920,000	Tap Rock Resources LLC (b)	7.00%	10/01/26	872,155
2,000,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	5.00%	01/15/28	1,953,110
1,720,000	Venture Global Calcasieu Pass LLC (a) (b)	3.88%	08/15/29	1,533,346
1,875,000	Venture Global Calcasieu Pass LLC (b)	6.25%	01/15/30	1,912,266
2,645,000	Venture Global Calcasieu Pass LLC (a) (b)	4.13%	08/15/31	2,348,773
905,000	Venture Global Calcasieu Pass LLC (a) (b)	3.88%	11/01/33	769,929
1,575,000	Vital Energy, Inc. (a)	9.50%	01/15/25	1,591,254
210,000	Vital Energy, Inc.	10.13%	01/15/28	209,220
1,785,000	Vital Energy, Inc. (a) (b)	7.75%	07/31/29	1,648,224
909,000	Western Midstream Operating L.P.	4.50%	03/01/28	860,023
1,251,000	Western Midstream Operating L.P. (d)	4.30%	02/01/30	1,147,517
				84,388,801
	Financial Services – 2.9%
700,000	Block, Inc.	3.50%	06/01/31	585,544
1,150,000	Fortress Transportation and Infrastructure Investors LLC (b)	6.50%	10/01/25	1,114,638
2,635,000	Fortress Transportation and Infrastructure Investors LLC (a) (b)	5.50%	05/01/28	2,322,486
2,100,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp. (a)	5.25%	05/15/27	1,958,071
1,395,000	LPL Holdings, Inc. (a) (b)	4.63%	11/15/27	1,329,086
1,330,000	MSCI, Inc. (b)	3.88%	02/15/31	1,175,507
1,540,000	OneMain Finance Corp.	6.13%	03/15/24	1,528,758
610,000	OneMain Finance Corp.	3.50%	01/15/27	531,356
1,225,000	PennyMac Financial Services, Inc. (b)	5.38%	10/15/25	1,141,173
1,240,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)	3.63%	03/01/29	1,047,763
				12,734,382
	Healthcare – 7.2%
3,065,000	Avantor Funding, Inc. (a) (b)	3.88%	11/01/29	2,698,793
2,775,000	Carriage Services, Inc. (a) (b)	4.25%	05/15/29	2,286,933
1,300,000	Catalent Pharma Solutions, Inc. (b)	3.13%	02/15/29	1,077,381
1,365,000	Catalent Pharma Solutions, Inc. (a) (b)	3.50%	04/01/30	1,129,599
4,010,000	Centene Corp. (a)	4.63%	12/15/29	3,814,673
985,000	CHS/Community Health Systems, Inc. (b)	6.00%	01/15/29	865,874
2,250,000	CHS/Community Health Systems, Inc. (a) (b)	5.25%	05/15/30	1,818,427
1,250,000	Elanco Animal Health, Inc. (e)	6.40%	08/28/28	1,226,500

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$1,405,000	Encompass Health Corp.	4.50%	02/01/28	$1,313,464
1,495,000	HCA, Inc. (a)	5.88%	02/15/26	1,522,348
1,495,000	HCA, Inc. (a)	5.88%	02/01/29	1,538,992
1,665,000	HealthEquity, Inc. (a) (b)	4.50%	10/01/29	1,492,756
885,000	PRA Health Sciences, Inc. (b)	2.88%	07/15/26	810,956
1,325,000	Prestige Brands, Inc. (a) (b)	5.13%	01/15/28	1,267,038
990,000	Prestige Brands, Inc. (b)	3.75%	04/01/31	841,965
4,750,000	Service Corp International (a)	7.50%	04/01/27	4,965,017
1,730,000	Teleflex, Inc. (a) (b)	4.25%	06/01/28	1,597,821
175,000	Tenet Healthcare Corp.	4.38%	01/15/30	155,822
778,000	Tenet Healthcare Corp. (b)	6.13%	06/15/30	756,119
				31,180,478
	Insurance – 0.1%
505,000	NMI Holdings, Inc. (b)	7.38%	06/01/25	511,275
	Leisure – 5.8%
1,730,000	Affinity Gaming (a) (b)	6.88%	12/15/27	1,551,282
1,790,000	Boyd Gaming Corp. (a)	4.75%	12/01/27	1,703,503
1,290,000	Caesars Entertainment, Inc. (a) (b)	6.25%	07/01/25	1,286,321
1,055,000	Caesars Resort Collection LLC/CRC Finco, Inc. (a) (b)	5.75%	07/01/25	1,056,408
3,775,000	Carnival Holdings Bermuda Ltd. (b)	10.38%	05/01/28	4,082,568
1,470,000	CDI Escrow Issuer, Inc. (a) (b)	5.75%	04/01/30	1,394,802
1,200,000	Everi Holdings, Inc. (b)	5.00%	07/15/29	1,087,410
1,800,000	Hilton Domestic Operating Co., Inc. (a)	4.88%	01/15/30	1,699,328
1,725,000	Hilton Domestic Operating Co., Inc. (a) (b)	4.00%	05/01/31	1,497,231
700,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer (b)	5.88%	10/01/28	648,634
2,650,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer (a) (b)	4.88%	05/15/29	2,294,253
524,000	Penn Entertainment, Inc. (b)	4.13%	07/01/29	432,986
765,000	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. (b)	6.63%	03/01/30	682,380
2,700,000	Scientific Games International, Inc. (a) (b)	7.00%	05/15/28	2,676,641
1,550,000	Station Casinos LLC (b)	4.50%	02/15/28	1,397,356
325,000	Station Casinos LLC (b)	4.63%	12/01/31	274,310
1,485,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)	5.13%	10/01/29	1,327,226
				25,092,639
	Media – 11.4%
1,235,000	Arches Buyer, Inc. (a) (b)	4.25%	06/01/28	1,039,049
2,300,000	Arches Buyer, Inc. (a) (b)	6.13%	12/01/28	1,940,349
1,850,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	5.50%	05/01/26	1,819,974
6,100,000	CCO Holdings LLC/CCO Holdings Capital Corp. (b)	5.13%	05/01/27	5,820,681
2,380,000	CCO Holdings LLC/CCO Holdings Capital Corp. (b)	5.38%	06/01/29	2,204,154
1,605,000	CCO Holdings LLC/CCO Holdings Capital Corp. (b)	6.38%	09/01/29	1,550,663
3,330,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	4.75%	03/01/30	2,913,750
3,500,000	CSC Holdings LLC (a)	5.25%	06/01/24	3,430,000
2,325,000	CSC Holdings LLC (a) (b)	5.50%	04/15/27	2,050,650
1,350,000	CSC Holdings LLC (b)	5.75%	01/15/30	852,221
2,230,000	CSC Holdings LLC (a) (b)	4.63%	12/01/30	1,321,203
745,000	Diamond Sports Group LLC/Diamond Sports Finance Co. (b)	5.38%	08/15/26	55,409
2,655,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. (a) (b)	5.88%	08/15/27	2,408,828
900,000	DISH DBS Corp.	5.88%	11/15/24	850,500
1,140,000	DISH DBS Corp. (b)	5.25%	12/01/26	984,675

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$1,273,000	DISH DBS Corp.	7.38%	07/01/28	$916,280
1,255,000	iHeartCommunications, Inc. (a) (b)	5.25%	08/15/27	1,125,609
1,250,000	iHeartCommunications, Inc. (a) (b)	4.75%	01/15/28	1,070,347
2,185,000	Lamar Media Corp. (a)	4.00%	02/15/30	1,947,490
900,000	Match Group Holdings II LLC (b)	3.63%	10/01/31	723,415
3,100,000	Netflix, Inc.	4.88%	04/15/28	3,092,327
945,000	News Corp. (b)	3.88%	05/15/29	846,852
1,480,000	News Corp. (b)	5.13%	02/15/32	1,395,337
920,000	Nexstar Media, Inc. (b)	5.63%	07/15/27	877,662
2,175,000	Sirius XM Radio, Inc. (a) (b)	4.13%	07/01/30	1,867,923
410,000	TEGNA, Inc.	4.63%	03/15/28	385,272
655,000	TripAdvisor, Inc. (b)	7.00%	07/15/25	658,403
880,000	Univision Communications, Inc. (b)	4.50%	05/01/29	758,358
3,370,000	Warnermedia Holdings, Inc. (a) (b)	3.76%	03/15/27	3,160,183
1,490,000	WMG Acquisition Corp. (b)	3.75%	12/01/29	1,306,078
				49,373,642
	Real Estate – 3.1%
1,199,000	Iron Mountain, Inc. (a) (b)	4.88%	09/15/27	1,130,429
1,845,000	Iron Mountain, Inc. (a) (b)	5.25%	03/15/28	1,756,643
1,480,000	Iron Mountain, Inc. (b)	5.25%	07/15/30	1,341,206
825,000	Iron Mountain, Inc. (b)	4.50%	02/15/31	708,032
1,500,000	SBA Communications Corp.	3.88%	02/15/27	1,387,531
1,840,000	SBA Communications Corp.	3.13%	02/01/29	1,561,125
1,934,000	Service Properties Trust (a)	7.50%	09/15/25	1,904,110
2,295,000	VICI Properties L.P./VICI Note Co., Inc. (b)	5.63%	05/01/24	2,293,012
360,000	VICI Properties L.P./VICI Note Co., Inc. (b)	3.50%	02/15/25	343,001
375,000	VICI Properties L.P./VICI Note Co., Inc. (b)	4.25%	12/01/26	354,390
925,000	XHR L.P. (b)	4.88%	06/01/29	822,038
				13,601,517
	Retail – 5.1%
3,490,000	Albertsons Cos, Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC (a) (b)	3.50%	03/15/29	3,015,587
2,150,000	Arko Corp. (a) (b)	5.13%	11/15/29	1,707,885
1,430,000	Asbury Automotive Group, Inc. (a)	4.50%	03/01/28	1,294,288
817,000	Bath & Body Works, Inc. (b)	9.38%	07/01/25	875,346
1,900,000	Bath & Body Works, Inc.	7.50%	06/15/29	1,929,963
555,000	Group 1 Automotive, Inc. (b)	4.00%	08/15/28	488,830
2,000,000	Hanesbrands, Inc. (a) (b)	4.63%	05/15/24	1,967,570
700,000	LCM Investments Holdings II LLC (b)	4.88%	05/01/29	578,749
620,000	Michaels Cos (The), Inc. (b)	7.88%	05/01/29	471,975
875,000	Nordstrom, Inc.	4.38%	04/01/30	703,207
2,795,000	Sonic Automotive, Inc. (a) (b)	4.63%	11/15/29	2,326,558
825,000	Sonic Automotive, Inc. (b)	4.88%	11/15/31	660,000
2,615,000	Victoria’s Secret & Co. (a) (b)	4.63%	07/15/29	2,176,151
1,135,000	Yum! Brands, Inc. (b)	4.75%	01/15/30	1,063,081
2,950,000	Yum! Brands, Inc. (a)	5.38%	04/01/32	2,802,633
				22,061,823
	Services – 10.5%
3,225,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a) (b)	6.63%	07/15/26	3,108,884
1,985,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (b)	9.75%	07/15/27	1,898,305
685,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (b)	6.00%	06/01/29	552,011

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Services (Continued)
$680,000	Aramark Services, Inc. (a) (b)	6.38%	05/01/25	$681,003
1,075,000	Aramark Services, Inc. (a) (b)	5.00%	02/01/28	1,014,692
390,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (b)	5.38%	03/01/29	349,194
1,250,000	Brink’s (The) Co. (a) (b)	5.50%	07/15/25	1,232,825
625,000	Clarivate Science Holdings Corp. (a) (b)	3.88%	07/01/28	558,501
1,520,000	Clean Harbors, Inc. (a) (b)	4.88%	07/15/27	1,468,366
2,175,000	Covanta Holding Corp. (b)	4.88%	12/01/29	1,903,440
950,000	GYP Holdings III Corp. (a) (b)	4.63%	05/01/29	805,220
3,045,000	H&E Equipment Services, Inc. (a) (b)	3.88%	12/15/28	2,683,909
3,605,000	Herc Holdings, Inc. (a) (b)	5.50%	07/15/27	3,456,294
750,000	Hertz (The) Corp. (b)	4.63%	12/01/26	668,437
1,450,000	Imola Merger Corp. (a) (b)	4.75%	05/15/29	1,263,588
1,330,000	LBM Acquisition LLC (a) (b)	6.25%	01/15/29	1,012,662
1,445,000	NESCO Holdings II, Inc. (a) (b)	5.50%	04/15/29	1,299,684
1,915,000	Prime Security Services Borrower LLC/Prime Finance, Inc. (a) (b)	3.38%	08/31/27	1,701,958
1,800,000	Sotheby’s (a) (b)	7.38%	10/15/27	1,731,731
2,065,000	Sotheby’s/Bidfair Holdings, Inc. (a) (b)	5.88%	06/01/29	1,768,848
3,000,000	Uber Technologies, Inc. (a) (b)	7.50%	05/15/25	3,046,824
1,850,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	1,880,081
2,165,000	United Rentals North America, Inc. (a)	3.75%	01/15/32	1,875,085
3,065,000	WASH Multifamily Acquisition, Inc. (a) (b)	5.75%	04/15/26	2,832,116
2,500,000	Waste Pro USA, Inc. (a) (b)	5.50%	02/15/26	2,327,987
880,000	WESCO Distribution, Inc. (b)	7.13%	06/15/25	895,189
1,045,000	WESCO Distribution, Inc. (b)	7.25%	06/15/28	1,071,968
225,000	White Cap Buyer LLC (b)	6.88%	10/15/28	205,173
805,000	Williams Scotsman International, Inc. (a) (b)	6.13%	06/15/25	809,919
855,000	Williams Scotsman International, Inc. (b)	4.63%	08/15/28	793,243
640,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (b)	3.88%	02/01/29	552,854
				45,449,991
	Technology & Electronics – 4.0%
900,000	Boxer Parent Co., Inc. (a) (b)	7.13%	10/02/25	892,378
1,760,000	Central Parent, Inc./CDK Global, Inc. (a) (b)	7.25%	06/15/29	1,757,717
2,380,000	CommScope, Inc. (a) (b)	6.00%	03/01/26	2,281,647
820,000	CommScope, Inc. (b)	8.25%	03/01/27	698,628
1,235,000	Dell International LLC/EMC Corp. (a)	8.35%	07/05/46	1,492,987
349,000	Endurance International Group Holdings, Inc. (b)	6.00%	02/15/29	248,466
1,900,000	Entegris, Inc. (a) (b)	4.38%	04/15/28	1,721,400
3,110,000	Fair Isaac Corp. (a) (b)	4.00%	06/15/28	2,891,585
934,000	NCR Corp. (b)	5.13%	04/15/29	814,816
585,000	Presidio Holdings, Inc. (b)	8.25%	02/01/28	563,308
580,000	PTC, Inc. (b)	3.63%	02/15/25	556,825
355,000	PTC, Inc. (b)	4.00%	02/15/28	331,133
690,000	SS&C Technologies, Inc. (b)	5.50%	09/30/27	664,421
350,000	Twilio, Inc.	3.63%	03/15/29	297,619
2,320,000	Viavi Solutions, Inc. (a) (b)	3.75%	10/01/29	2,027,332
				17,240,262
	Telecommunications – 2.8%
1,200,000	Cable One, Inc. (a) (b)	4.00%	11/15/30	991,035
655,000	Cogent Communications Group, Inc. (a) (b)	3.50%	05/01/26	607,231
1,035,000	Cogent Communications Group, Inc. (b)	7.00%	06/15/27	1,025,768
1,765,000	Level 3 Financing, Inc. (b)	3.63%	01/15/29	1,315,807
900,000	Level 3 Financing, Inc. (a) (b)	3.75%	07/15/29	659,061
3,685,000	Sprint LLC (a)	7.63%	03/01/26	3,902,199

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
$565,000	T-Mobile USA, Inc.	2.25%	02/15/26	$524,461
1,515,000	T-Mobile USA, Inc.	3.75%	04/05/27	1,458,040
1,490,000	T-Mobile USA, Inc.	5.38%	04/15/27	1,496,257
				11,979,859
	Transportation – 1.7%
555,000	Allegiant Travel Co. (b)	7.25%	08/15/27	543,308
1,540,000	American Airlines, Inc. (b)	11.75%	07/15/25	1,715,799
714,000	First Student Bidco, Inc./First Transit Parent, Inc. (b)	4.00%	07/31/29	595,407
633,058	JetBlue 2020-1 Class B Pass Through Trust	7.75%	11/15/28	627,167
2,416,500	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (a) (b)	6.50%	06/20/27	2,444,326
685,000	United Airlines, Inc. (b)	4.38%	04/15/26	651,110
895,000	United Airlines, Inc. (a) (b)	4.63%	04/15/29	817,739
39,766	US Airways 2000-3C Pass Through Trust (f) (g)	8.39%	09/01/23	39,766
				7,434,622
	Utility – 2.2%
2,205,000	Calpine Corp. (b)	3.75%	03/01/31	1,841,203
470,000	Clearway Energy Operating LLC (b)	3.75%	02/15/31	397,698
1,690,000	Clearway Energy Operating LLC (a) (b)	3.75%	01/15/32	1,394,978
1,355,000	FirstEnergy Corp. (a) (e)	4.15%	07/15/27	1,296,600
2,515,000	PG&E Corp. (a)	5.00%	07/01/28	2,359,825
1,060,000	Vistra Operations Co. LLC (b)	5.63%	02/15/27	1,025,006
1,310,000	Vistra Operations Co. LLC (b)	4.38%	05/01/29	1,153,878
				9,469,188
	Total Corporate Bonds and Notes			423,136,811
	(Cost $452,933,978)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES – 24.5%
	Automotive – 0.6%
918,000	Clarios Global L.P. (USD) (b)	6.75%	05/15/25	924,628
607,000	Clarios Global L.P./Clarios US Finance Co. (USD) (b)	6.25%	05/15/26	603,680
1,099,000	Clarios Global L.P./Clarios US Finance Co. (USD) (b)	8.50%	05/15/27	1,096,150
				2,624,458
	Banking – 2.1%
2,930,000	Barclays PLC (USD) (a) (h)	7.33%	11/02/26	3,077,182
1,895,000	Credit Suisse AG/New York NY (USD)	7.95%	01/09/25	1,941,982
1,685,000	Deutsche Bank AG/New York NY (USD) (a) (h)	3.73%	01/14/32	1,355,721
2,835,000	Deutsche Bank AG/New York NY (USD) (a) (h)	3.74%	01/07/33	2,242,409
500,000	Intesa Sanpaolo SpA (USD) (b)	5.02%	06/26/24	487,965
				9,105,259
	Basic Industry – 1.7%
1,350,000	Ahlstrom-Munksjo Holding 3 Oy (USD) (b)	4.88%	02/04/28	1,168,184
1,900,000	James Hardie International Finance DAC (USD) (a) (b)	5.00%	01/15/28	1,806,238
2,250,000	SPCM S.A. (USD) (a) (b)	3.38%	03/15/30	1,907,156
2,200,000	Stora Enso OYJ (USD) (a) (b)	7.25%	04/15/36	2,358,017
				7,239,595

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Capital Goods – 3.8%
464,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (USD) (b)	6.00%	06/15/27	$463,309
1,815,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (USD) (a) (b)	3.25%	09/01/28	1,594,931
1,385,000	Bombardier, Inc. (USD) (a) (b)	7.13%	06/15/26	1,383,546
4,980,000	Bombardier, Inc. (USD) (a) (b)	7.88%	04/15/27	4,982,379
715,000	Bombardier, Inc. (USD) (b)	6.00%	02/15/28	679,049
188,000	Bombardier, Inc. (USD) (b)	7.50%	02/01/29	188,026
2,240,000	Canpack S.A./Canpack US LLC (USD) (a) (b)	3.13%	11/01/25	2,041,760
450,000	Canpack S.A./Canpack US LLC (USD) (b)	3.88%	11/15/29	374,211
1,880,000	Cascades, Inc./Cascades USA, Inc. (USD) (a) (b)	5.38%	01/15/28	1,758,054
875,000	OI European Group BV (USD) (b)	4.75%	02/15/30	786,581
2,380,000	Titan Acquisition Ltd./Titan Co-Borrower LLC (USD) (a) (b)	7.75%	04/15/26	2,255,193
				16,507,039
	Consumer Goods – 0.7%
1,000,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc. (USD) (a) (b)	5.50%	01/15/30	972,905
2,500,000	Minerva Luxembourg S.A. (USD) (a) (b)	4.38%	03/18/31	2,121,049
				3,093,954
	Energy – 1.2%
2,065,000	MEG Energy Corp. (USD) (a) (b)	7.13%	02/01/27	2,120,827
2,250,000	Petroleos Mexicanos (USD) (a)	6.50%	03/13/27	2,126,975
300,000	Transocean Titan Financing Ltd. (USD) (b)	8.38%	02/01/28	311,721
662,000	Transocean, Inc. (USD) (b)	8.75%	02/15/30	683,432
				5,242,955
	Healthcare – 0.9%
3,850,000	Teva Pharmaceutical Finance Netherlands III B.V. (USD) (a)	7.13%	01/31/25	3,906,980
	Leisure – 3.4%
725,000	Carnival Corp. (USD) (b)	5.75%	03/01/27	602,772
2,885,000	Carnival Corp. (USD) (a) (b)	6.00%	05/01/29	2,282,771
778,000	International Game Technology PLC (USD) (b)	5.25%	01/15/29	747,623
700,000	Melco Resorts Finance Ltd. (USD) (b)	5.75%	07/21/28	631,089
2,220,000	NCL Corp Ltd. (USD) (a) (b)	5.88%	02/15/27	2,067,097
845,000	NCL Corp Ltd. (USD) (b)	8.38%	02/01/28	859,694
765,000	NCL Corp Ltd. (USD) (b)	7.75%	02/15/29	658,829
3,315,000	Royal Caribbean Cruises Ltd. (USD) (a) (b)	5.38%	07/15/27	2,887,803
437,000	Royal Caribbean Cruises Ltd. (USD) (b)	8.25%	01/15/29	457,148
1,708,000	Royal Caribbean Cruises Ltd. (USD) (b)	9.25%	01/15/29	1,803,964
859,000	Viking Cruises Ltd. (USD) (b)	5.88%	09/15/27	733,062
1,045,000	VOC Escrow Ltd. (USD) (b)	5.00%	02/15/28	920,462
				14,652,314
	Media – 0.4%
1,820,000	UPC Holding, B.V. (USD) (a) (b)	5.50%	01/15/28	1,663,207
	Retail – 0.9%
1,855,000	1011778 BC ULC/New Red Finance, Inc. (USD) (a) (b)	5.75%	04/15/25	1,854,536
1,000,000	1011778 BC ULC/New Red Finance, Inc. (USD) (b)	3.50%	02/15/29	876,286
1,425,000	1011778 BC ULC/New Red Finance, Inc. (USD) (b)	4.00%	10/15/30	1,214,891
				3,945,713

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Services – 3.3%
2,330,000	Garda World Security Corp. (USD) (a) (b)	4.63%	02/15/27	$2,123,620
3,410,000	Garda World Security Corp. (USD) (a) (b)	9.50%	11/01/27	3,372,417
750,000	GFL Environmental, Inc. (USD) (b)	3.75%	08/01/25	713,644
800,000	GFL Environmental, Inc. (USD) (b)	5.13%	12/15/26	779,140
2,765,000	GFL Environmental, Inc. (USD) (a) (b)	4.00%	08/01/28	2,458,154
655,000	GFL Environmental, Inc. (USD) (a) (b)	4.75%	06/15/29	592,051
4,125,000	Ritchie Bros. Auctioneers, Inc. (USD) (a) (b)	5.38%	01/15/25	4,078,388
				14,117,414
	Technology & Electronics – 1.0%
1,650,000	Broadcom Corp./Broadcom Cayman Finance Ltd. (USD)	3.50%	01/15/28	1,547,291
1,760,000	Open Text Corp. (USD) (a) (b)	3.88%	12/01/29	1,465,957
206,000	Seagate HDD Cayman (USD)	4.13%	01/15/31	173,279
291,200	Seagate HDD Cayman (USD) (b)	9.63%	12/01/32	330,125
725,000	Sensata Technologies BV (USD) (b)	4.00%	04/15/29	651,829
244,000	Sensata Technologies BV (USD) (b)	5.88%	09/01/30	239,729
				4,408,210
	Telecommunications – 3.2%
1,635,000	Altice France S.A./France (USD) (a) (b)	5.13%	07/15/29	1,285,453
600,000	DKT Finance ApS (EUR) (i)	7.00%	06/17/23	652,858
1,116,000	DKT Finance ApS (USD) (b)	9.38%	06/17/23	1,116,714
1,350,000	Iliad Holding SAS (USD) (a) (b)	6.50%	10/15/26	1,280,124
1,340,000	Telecom Italia Capital S.A. (USD)	7.72%	06/04/38	1,157,901
1,300,000	Total Play Telecomunicaciones SA de CV (USD) (a) (b)	6.38%	09/20/28	1,102,166
4,000,000	Virgin Media Finance PLC (EUR) (i)	3.75%	07/15/30	3,514,874
1,000,000	Vmed O2 UK Financing I PLC (GBP) (b)	4.50%	07/15/31	989,585
870,000	VZ Secured Financing BV (USD) (a) (b)	5.00%	01/15/32	746,016
2,700,000	Ziggo Bond Co. BV (USD) (a) (b)	5.13%	02/28/30	2,235,141
				14,080,832
	Transportation – 1.3%
850,000	Air Canada (USD) (a) (b)	3.88%	08/15/26	787,404
2,595,000	Air Canada 2020-1 Class C Pass Through Trust (USD) (b)	10.50%	07/15/26	2,753,131
2,095,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (USD) (a) (b)	5.50%	04/20/26	2,056,158
				5,596,693
	Total Foreign Corporate Bonds and Notes			106,184,623
	(Cost $113,235,390)
Par Amount (Local Currency)	Description	Stated Rate	Stated Maturity	Value (US Dollars)
CAPITAL PREFERRED SECURITIES – 9.2%
	Automotive – 1.3%
5,935,000	General Motors Financial Co., Inc., Series A (USD) (h)	5.75%	(j)	5,447,206
	Banking – 3.1%
2,940,000	Bank of America Corp., Series DD (USD) (h)	6.30%	(j)	2,989,098
3,000,000	Barclays Bank PLC, 3 Mo. EUR LIBOR + 0.71% (EUR) (i) (k)	2.76%	(j)	2,611,443
4,475,000	Citigroup, Inc., Series M (USD) (h)	6.30%	(j)	4,419,063

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Par Amount (Local Currency)	Description	Stated Rate	Stated Maturity	Value (US Dollars)
CAPITAL PREFERRED SECURITIES (Continued)
	Banking (Continued)
3,935,000	Citigroup, Inc., Series V (USD) (a) (h)	4.70%	(j)	$3,605,148
				13,624,752
	Financial Services – 1.2%
3,175,000	American AgCredit Corp., Series QIB (USD) (a) (b) (h)	5.25%	(j)	2,797,969
3,210,000	Textron Financial Corp., 3 Mo. LIBOR + 1.74% (USD) (a) (b) (k)	6.34%	02/15/42	2,491,762
				5,289,731
	Insurance – 1.7%
5,400,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (USD) (a) (b) (k)	6.73%	02/12/47	4,631,850
3,500,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (USD) (a) (k)	7.01%	05/17/66	2,818,375
				7,450,225
	Utility – 1.9%
1,695,000	Edison International, Series B (USD) (a) (h)	5.00%	(j)	1,511,245
6,595,000	Vistra Corp. (USD) (a) (b) (h)	8.00%	(j)	6,473,388
				7,984,633
	Total Capital Preferred Securities			39,796,547
	(Cost $43,229,820)
Principal Value	Description	Rate (l)	Stated Maturity (m)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 2.1%
	Capital Goods – 0.6%
$2,737,500	ADS Tactical, Inc., Initial Term Loan, 1 Mo. LIBOR + 5.75%, 1.00% Floor	10.30%	03/19/26	2,536,746
	Insurance – 0.2%
970,200	HUB International Ltd., Term Loan B3, 3 Mo. LIBOR + 3.25%, 0.75% Floor	8.06%	04/25/25	970,719
	Retail – 0.2%
1,074,095	Michaels Cos (The), Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 0.75% Floor	8.98%	04/15/28	991,191
	Services – 1.0%
5,800,000	TruGreen L.P., Initial Term Loan (Second Lien), 1 Mo. LIBOR + 8.50%, 0.75% Floor	13.33%	11/02/28	4,176,000
	Technology & Electronics – 0.1%
600,000	Dcert Buyer, Inc., First Amendment Refinancing Loan (Second Lien), 1 Mo. LIBOR + 7.00%, 0.00% Floor	11.70%	02/16/29	552,624
	Total Senior Floating-Rate Loan Interests			9,227,280
	(Cost $10,971,126)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 0.5%
	Collateralized Mortgage Obligations – 0.0%
	Washington Mutual Alternative Mortgage Pass-Through Certificates
11,041	Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (n)	13.15%	06/25/37	14,126

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities – 0.5%
	Securitized Asset Backed Receivables LLC Trust
$6,411,793	Series 2006-FR4, Class A2A, 1 Mo. LIBOR + 0.16% (k)	3.06%	08/25/36	$2,104,012
	Total Mortgage-Backed Securities			2,118,138
	(Cost $5,031,309)

Shares	Description	Value
COMMON STOCKS – 0.1%
	Energy – 0.0%
7	Thunderbird Resources Equity, Inc. (f) (g) (o) (p)	35,290
	Utility – 0.1%
13,918	Vistra Corp.	320,949
	Total Common Stocks	356,239
	(Cost $997,888)
RIGHTS – 0.0%
	Utility – 0.0%
13,918	Vistra Corp., no expiration date (o) (p)	17,279
	(Cost $22,917)

	Total Investments – 133.9%			580,836,917
	(Cost $626,422,428)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS SOLD SHORT – (12.2)%
$(30,000,000)	United States Treasury Note	1.38%	09/30/23	(29,336,732)
(24,000,000)	United States Treasury Note	2.88%	05/31/25	(23,371,875)
	Total U.S. Government Bonds Sold Short			(52,708,607)
	(Proceeds $52,553,860)
CORPORATE BONDS SOLD SHORT – (1.0)%
	Energy – (0.3)%
(1,600,000)	Halliburton Co.	2.92%	03/01/30	(1,429,637)
	Technology & Electronics – (0.7)%
(2,930,000)	Amkor Technology, Inc. (b)	6.63%	09/15/27	(2,945,705)
	Total Corporate Bonds Sold Short			(4,375,342)
	(Proceeds $4,479,457)
	Total Investments Sold Short – (13.2)%			(57,083,949)
	(Proceeds $57,033,317)

Outstanding Loan – (33.0)%	(143,077,693)
Net Other Assets and Liabilities – 12.3%	53,241,507
Net Assets – 100.0%	$433,916,782

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2023	Sale Value as of 1/31/2023	Unrealized Appreciation/ (Depreciation)
05/09/23	JPM	USD	6,913,732	EUR	6,311,000	$ 6,913,732	$ 6,901,712	$ 12,020
05/09/23	JPM	USD	1,057,956	GBP	852,000	1,057,956	1,052,561	5,395
Net Unrealized Appreciation / (Depreciation)								$17,415

Counterparty Abbreviations
JPM	JPMorgan Chase

(a)	This security or a portion of this security is segregated as collateral for investments sold short and borrowings in the margin account. At January 31, 2023, the segregated value of these securities amounts to $351,133,719.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund Board of Trustees, this security has been determined to be liquid by MacKay Shields LLC, the Fund’s sub-advisor (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $394,913,357 of total investments and $(2,945,705) of total investments sold short, or 91.0% and (0.7)% of net assets, respectively.
(c)	These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 8.25% per annum and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2022 through January 31, 2023), this security paid all of its interest in cash.
(d)	Multi-Step Coupon Bond - Coupon steps up or down based upon ratings changes. The interest rate shown reflects the rate in effect at January 31, 2023.
(e)	Multi-Step Coupon Bond - Coupon steps up or down at a predetermined date. The interest rate shown reflects the rate in effect at January 31, 2023.
(f)	This security is fair valued by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (the “Advisor”), in accordance with procedures approved by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At January 31, 2023, securities noted as such are valued at $75,056 or 0.0% of net assets.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(h)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(j)	Perpetual maturity.
(k)	Floating or variable rate security.
(l)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate.
(m)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(n)	Inverse floating rate security.
(o)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(p)	Non-income producing security.

EUR	Euro
GBP	British Pound Sterling
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes:
Transportation	$ 7,434,622	$ —	$ 7,394,856	$ 39,766
Other Industry Categories*	415,702,189	—	415,702,189	—
Foreign Corporate Bonds and Notes*	106,184,623	—	106,184,623	—
Capital Preferred Securities*	39,796,547	—	39,796,547	—
Senior Floating-Rate Loan Interests*	9,227,280	—	9,227,280	—
Mortgage-Backed Securities	2,118,138	—	2,118,138	—
Common Stocks:
Energy	35,290	—	—	35,290
Utility	320,949	320,949	—	—
Rights*	17,279	—	17,279	—
Total Investments	580,836,917	320,949	580,440,912	75,056
Forward Foreign Currency Contracts	17,415	—	17,415	—
Total Investments	$ 580,854,332	$ 320,949	$ 580,458,327	$ 75,056

LIABILITIES TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds Sold Short	$ (52,708,607)	$ —	$ (52,708,607)	$ —
Corporate Bonds Sold Short*	(4,375,342)	—	(4,375,342)	—
Total Investments	$ (57,083,949)	$—	$ (57,083,949)	$—

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.